SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
SHORT-TERM INVESTMENTS1
SHORT-TERM INVESTMENTS
8.	SHORT-TERM INVESTMENTS

Short-term investments comprise of marketable securities which are classified as trading and available-for-sale, and derivative financial instruments that are regarded as assets.

Trading securities

The following is a reconciliation of the beginning and ending balances for trading securities during the year ended December 31, 2016.

	As of			Gains	Exchange	As of
	December 31, 2015	Purchase	Sale	(losses)	loss	December 31, 2016

Equity securities	$264	$1,179	$1,367	$(73)	$(3)	-
Corporate bonds	$741	119	833	(9)	(18)	-
Funds	$1,856	18,404	19,906	121	(64)	$411
Futures	$(3)	-	526	538	(10)	$(1)

Total	$2,858	$19,702	$22,632	577	$(95)	$410

Available-for-sale securities

As of December 31, 2015 and 2016, the Company did not hold any short-term available-for-sale securities investments.

The following table provides additional information on the realized gains and losses in relation to the sales of available-for-sale securities for the years ended December 31, 2014, 2015, and 2016. For the purpose of determining gross realized gains or losses, the initial cost of securities sold was based on specific identification.

		Year ended December 31, 2014			Year ended December 31, 2015			Year ended December 31, 2016
			Initial			Initial			Initial
	Note	Proceeds	costs	Gains	Proceeds	costs	Gains	Proceeds	costs	Gains

Equity securities	(i)	$352,733	$177,633	$175,100	$62,704	$59,136	$3,568	-	-	-
Corporate bonds		62,795	62,713	82	-	-	-	-	-	-

Total		$415,528	$240,346	$175,182	$62,704	$59,136	$3,568	-	-	-

(i)	Equity securities

During the years ended December 31, 2014, 2015 and 2016, the Company purchased and sold several stocks and recorded $175,100, $3,568 and $nil of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $157 and $nil in the years ended December 31, 2015 and 2016, respectively, and recognized these as realized gain of short-term investments.

Derivative financial instruments

The Company used derivative financial instruments in the forms of interest rate swap contracts, interest rate swaption contracts and a series of equity contracts and included these derivative instruments in its trading portfolio.

Such derivative instruments were not designated or qualified as hedging instruments, and accordingly were accounted for by fair value at each period end through the statement of operations.

The following table provides additional information of the fair value of each financial instruments at year end and of the realized gains or losses during the reporting periods.

	Assets (Liability) Derivatives		Realized Gains/(Losses)
	as of December 31,		for the years ended December 31,
	2015	2016	2014	2015	2016

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	-	-	$(1,302)	-	-
Interest rate swaption-2014 batch	10	-	(38,383)	(1,927)	(10)
Interest rate swap	(249)	-	(363)	(63)	(15)
Short call	-	-	10,919	-	-
Long call	-	-	(6,141)	-	-
Short put	-	-	(1,697)	-	-
H-Share Index Call Option	-	-	-	(59,554)	-
FXI UP Call Option	-	-	-	(39,100)	-

Total	$(239)	-	$(36,967)	$(100,644)	$(25)